Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related party [Abstract]
Compensation Expense for Key Management Personnel	Compensation expense for key management personnel was as follows:

	Year ended	Nine months ended
	March 31, 2024	March 31, 2023
	$	$
Short-term employment benefits (1)	10,440	5,454
Long-term employment benefits	41	31
Termination benefit	1,089	489
Directors’ fees	322	273
Share-based compensation (2)	10,218	8,886
Total management compensation (3)	22,110	15,133
(1)As of March 31, 2024, $1.8 million is payable or accrued for key management compensation (March 31, 2023 – $1.2 million).
(2)Share-based compensation represent the fair value of options granted and vested to key management personnel and directors of the Company under the Company’s share-based compensation plans (Note 19). Director DSUs are included in share-based compensation.
(3)As of March 31, 2024, there are 10 key management personnel (March 31, 2023 – 14).